CERTIFICATION OF STRONG EQUITY FUNDS II, INC. ON BEHALF OF THE FOLLOWING SERIES:

                           Strong Multi Cap Value Fund
                         Strong Small Company Value Fund
                         Strong Small/Mid Cap Value Fund
                           Strong Strategic Value Fund

STRONG EQUITY FUNDS II, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act").

2. Reference is made to the Prospectuses and Statements of Additional Information for the (i) Strong Multi Cap Value Fund - Investor Class shares,
(ii) Strong Small Company Value Fund - Investor Class shares, (iii) Strong Small/Mid Cap Value Fund - Investor Class shares, and (iv) Strong Strategic Value Fund - Investor Class shares, filed by the Registrant with the Securities and Exchange Commission on April 30, 2004 (with an effective date of May 1,
2004) pursuant to Post-Effective Amendment No. 40 (File No. 2-99752; 811-4384) (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of the Prospectuses and Statements of Additional Information for the Strong Multi Cap Value Fund, Strong Small Company Value Fund, Strong Small/Mid Cap Value Fund, and Strong Strategic Value Fund that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                      STRONG EQUITY FUNDS II, INC.

                                      /s/ Richard W. Smirl
                                      ------------------------------------
                                      By:     Richard W. Smirl
                                      Title:  Vice President and Secretary

                                      Dated:  May 4, 2004